Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Total Revenues	$ 1,234	$ 1,617	$ 3,692	$ 4,966	$ 6,545	$ 7,753		$ 5,869
Units placed [Member]
Total Revenues	1,104	1,544	3,350	4,744	6,237	7,490	[1]	5,670	[1]
Spare parts and warranties [Member]
Total Revenues	$ 130	$ 73	$ 342	$ 222	$ 308	$ 263	[1]	$ 199	[1]

[1]	As noted above, prior period amounts have not been adjusted under the modified retrospective method.